CONDENSED STATEMENTS OF CASH FLOWS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 12,028,634	$ 12,226,882	$ 11,384,983
Adjustments to reconcile net income to net cash provided by operating activities:
Other payables and accrued liabilities	(1,372,663)	(105,037)	(256,258)
Due to shareholder	0	(1,695,259)	1,343,760
Due to related parties	965,425	2,297,639	0
Net cash provided by / (used in) operating activities	(9,114,352)	401,192	7,619,314
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash provided by / (used in) investing activities	(1,690,095)	(139,795)	(72,305)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net cash used in financing activities	1,297,990	2,904,019	(700,151)
INCREASE / (DECREASE) IN CASH	(9,506,457)	3,165,416	6,846,858
Effect of exchange rate changes on cash	10,114,369	(2,078,097)	(7,474,935)
Cash, cash equivalents and restricted cash at beginning of period	8,602,395	7,515,076	8,143,153
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF PERIOD	9,210,307	8,602,395	7,515,076
Ossen Innovation Co., Ltd [Member] | Reportable Legal Entities [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	11,075,863	10,878,708	10,664,956
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in earnings of subsidiaries	(12,045,179)	(11,378,898)	(10,927,690)
Other payables and accrued liabilities	(170,396)	(13,083)	(1,046,423)
Due to shareholder		(1,663,022)	1,311,523
Due from related parties		(32,236)	0
Due to related parties	1,041,433	2,297,639	0
Net cash provided by / (used in) operating activities	(98,279)	89,108	2,366
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash provided by / (used in) investing activities		0	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Net cash used in financing activities		0	0
INCREASE / (DECREASE) IN CASH	(98,279)	89,108	2,366
Effect of exchange rate changes on cash	(10)	9,724	(537)
Cash, cash equivalents and restricted cash at beginning of period	103,628	4,796	2,967
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF PERIOD	$ 5,339	$ 103,628	$ 4,796